Other disclosures - Risk Management and Principal Risks - Management adjustments to models for impairment (audited) (Details) £ in Millions, $ in Millions	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 1,049,896	$ 132	£ 1,051,400
ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(3,998)		(5,835)
Total model ECL | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(2,318)		(3,875)
ECL from individually assessed impairments | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(463)		(835)
ECL from non-modelled exposures | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(200)		(200)
Loans and advances at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances	£ 1,142		£ 936
Proportion of total impairment allowances	28.60%	28.60%	16.00%
Impairment allowance pre management adjustments	£ 2,856		£ 4,899
Impairment allowance	3,998		5,835
Loans and advances at amortised cost | Economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances	1,049		1,386
Loans and advances at amortised cost | Other adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances	93		(450)
Loans and advances at amortised cost | Total model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances	(2,200)		(3,900)
Impairment allowance	100
Loans and advances at amortised cost | ECL from individually assessed impairments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances	(500)		(800)
Home loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances	£ 34		£ 54
Proportion of total impairment allowances	8.80%	8.80%	12.40%
Impairment allowance pre management adjustments	£ 352		£ 380
Impairment allowance	386		434
Home loans | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	386		434	£ 348
Home loans | Economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances	34		21
Home loans | Other adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances	0		33
Credit cards, unsecured loans and other retail lending
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances	£ 966		£ 960
Proportion of total impairment allowances	40.40%	40.40%	31.30%
Impairment allowance pre management adjustments	£ 1,425		£ 2,109
Impairment allowance	2,391		3,069
Credit cards, unsecured loans and other retail lending | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	2,302		2,979	2,617
Credit cards, unsecured loans and other retail lending | Economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances	771		986
Credit cards, unsecured loans and other retail lending | Other adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances	195		(26)
Wholesale loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances	£ 142		£ (78)
Proportion of total impairment allowances	11.60%	11.60%	(3.30%)
Impairment allowance pre management adjustments	£ 1,079		£ 2,410
Impairment allowance	1,221		2,332
Wholesale loans | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	811		1,653	£ 731
Wholesale loans | Economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances	244		379
Wholesale loans | Other adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to impairment allowances	£ (102)		£ (457)